Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Fair Value of Warrant Liability

The fair value attributed to such warrants as of December 31, 2013 and September 30, 2014 is as follows:

Fair Value Measurements Using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant Liability at December 31, 2013	—	—	2,140,532
Warrant Liability at September 30, 2014	—	—	1,128

The values attributed to such warrants as of December 31, 2012 and 2013 were as follows:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Warrant Liability at December 31, 2012	—	—	$981,747
Warrant Liability at December 31, 2013	—	—	$2,140,532

Summary of Changes in Fair Value of Warrants

The following table includes a summary of changes in the fair value of the warrants for the nine months ended September 30, 2014:

Fair Value Measurements
at Reporting Date Using
Significant Unobservable
Inputs (Level 3)
Balance at December 31, 2013	$2,140,532
Warrant liability incurred	135,222
Change in fair value included in expense	200,994
Warrant liability reclassified to additional paid-in capital	(2,475,620)
Balance at September 30, 2014	$1,128

The following table includes a summary of changes in the fair value of the warrants for the years ended December 31, 2012 and 2013:

Fair Value Measurements at Reporting Date Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2011	923,325
Warrant liability incurred in 2012	512,811
Change in fair value in 2012	(454,389)

Balance at December 31, 2012	981,747
Warrant liability incurred in 2013	2,322,042
Warrant liability reclassified to additional paid-in capital in 2013	(381,145)
Change in fair value in 2013	(782,112)

Balance at December 31, 2013	$2,140,532